Note 6 - Income Taxes (Tables)	12 Months Ended
Dec. 31, 2017
Notes Tables
Schedule of Components of Income Tax Expense (Benefit) [Table Text Block]
	2017	2016
Current:
Federal	$(2)	$(2)
State	124	127
Total current income taxes	122	125
Deferred:
Federal	-	-
State	-	-
Total deferred income taxes	-	-
Total provision for income taxes	$122	$125

Schedule of Deferred Tax Assets and Liabilities [Table Text Block]
	2017	2016
Deferred tax assets:
Accounts receivable, allowance for doubtful accounts	$60	$87
Reserves not deductible until paid	187	300
Net operating loss carryforwards
Federal	1,794	2,764
State	556	537
Federal tax credit	476	398
Other	-	12
Gross deferred tax assets	3,073	4,098
Less valuation allowance	(1,313)	(1,453)
Deferred tax assets net of valuation allowance	$1,760	$2,645

Deferred tax liabilities:
Property and equipment	$(1,582)	$(2,399)
Other	(170)	(238)
Gross deferred tax liabilities	$(1,752)	$(2,637)
Net deferred tax asset	$8	$8

Schedule of Effective Income Tax Rate Reconciliation [Table Text Block]
	2017	2016
Loss before income taxes	$(694)	$(284)
Less net loss attributable to non-controlling interest in subsidiary	(509)	(340)
Income (loss) before income taxes attributable to
Avalon Holdings Corporation common shareholders	(185)	56
Federal statutory rate	35%	35%
Computed Federal provision (benefit) for income taxes	(65)	20
State income taxes, net of federal income tax benefits	81	82
Change in valuation allowance	(140)	(198)
Increase in available federal tax credit	(78)	(60)
Other nondeductible expenses	42	41
Decrease (increase) in net operating loss carryforward:
State	(19)	231
Federal	(4)	5
Deferred tax rate change	262	-
Other, net	43	4
Total provision for income taxes	$122	$125